CONSOLIDATED STATEMENTS OF INCOME and COMPREHENSIVE INCOME (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 2,314,300	$ 2,237,647	$ 10,187,362	$ 9,779,711
Cost of tangible goods sold	2,352,636	2,260,479	10,219,654	9,840,755
Cost of goods sold - idle capacity	437,257	501,441	1,758,407	1,534,138
Gross (profit) loss	(475,593)	(524,273)	(1,790,699)	(1,595,182)
Research and development	443,926	517,801	2,171,954	2,552,581
Selling, general and administrative	1,113,597	1,021,664	4,591,054	4,404,040
Other (income) expense	(43,791)	0	(322,683)	(1,490)
Operating loss	(1,989,325)	(2,063,738)	(8,231,024)	(8,550,313)
Change in value of senior warrants, gain			(2,419,568)	0
Change In Value Of Senior Warrants Loss	2,419,355	0
Change in value conversion feature senior notes, (gain)	(32)	0	(1,511,968)	0
Debt discount amortization expense	809,334	0	3,771,948	0
Interest expense, note payable	5,359	4,580	19,405	17,594
Extinguishment loss on senior notes conversion	834,000	0	1,957,689	0
Derivative revaluations expense (income)	0	(1,063)	(1,217)	(14,626)
Interest on convertible notes	454,963	0	1,915,725	0
Loss before income taxes	(6,512,304)	(2,067,255)	(11,963,038)	(8,553,281)
Income taxes	0	0	0	0
Net loss	(6,512,304)	(2,067,255)	(11,963,038)	(8,553,281)
Foreign translation adjustment	(1)	64	65	(4)
Comprehensive income (loss)	$ (6,512,305)	$ (2,067,191)	$ (11,962,973)	$ (8,553,285)
Loss per share
Basic and diluted net loss per share (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.09)	$ (0.08)
Weighted average common shares outstanding (in shares)	201,274,198	113,285,979	127,351,677	110,689,664